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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22051

Voya International High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya International High Dividend Equity Income Fund

The schedules are not audited.

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.9%
		Australia: 8.7%
13,303		Australia & New Zealand Banking Group Ltd.	$336,243	0.5
28,027		BHP Billiton Ltd.	625,003	0.9
42,582		Coca-Cola Amatil Ltd.	327,324	0.4
78,250		Goodman Group	389,322	0.5
123,076		Incitec Pivot Ltd.	373,720	0.5
81,535		Insurance Australia Group Ltd.	351,800	0.5
141,820		Metcash Ltd.	148,953	0.2
12,723		National Australia Bank Ltd.	332,678	0.5
211,582		Nine Entertainment Co. Holdings Ltd.	345,975	0.5
183,786		Novion Property Group	341,226	0.5
7,668		Rio Tinto Ltd.	338,790	0.5
47,892		Santos Ltd.	300,466	0.4
281,895		Sigma Pharmaceuticals Ltd.	186,879	0.2
28,027	@	South32 Ltd.	46,927	0.1
221,903		Spark Infrastructure Group	337,249	0.5
96,542		Stockland	318,850	0.4
35,142		Suncorp Group Ltd	362,391	0.5
51,126		Transurban Group	396,234	0.5
27,092		Treasury Wine Estates Ltd.	110,852	0.1
13,302		Westpac Banking Corp.	340,797	0.5
			6,311,679	8.7

		Belgium: 0.3%
5,936		Ageas	222,163	0.3

		China: 9.5%
121,500		BOC Hong Kong Holdings Ltd.	498,702	0.7
838,000		China BlueChemical Ltd.	374,463	0.5
820,380		China Construction Bank	822,241	1.1
29,000		China Mobile Ltd.	381,572	0.5
132,000		China Overseas Land & Investment Ltd.	476,221	0.7
397,400		China Petroleum & Chemical Corp.	348,643	0.5
620,000		China Resources Cement Holdings Ltd.	380,113	0.5
138,000		China Resources Power Holdings Co.	382,464	0.5
258,000		COSCO Pacific Ltd.	371,435	0.5
265,200		Huaneng Power International, Inc.	353,926	0.5
934,258		Industrial & Commercial Bank of China	809,024	1.1
152,000		Jiangsu Expressway Co. Ltd.	211,171	0.3
604,500		Parkson Retail Group Ltd.	147,032	0.2
123,000		Shanghai Industrial Holdings Ltd.	472,241	0.7
140,400		Shanghai Pharmaceuticals Holding Co. Ltd.	464,841	0.7
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
165,500		Shimao Property Holdings Ltd.	$353,270	0.5
			6,847,359	9.5

		Denmark: 0.2%
79		AP Moller - Maersk A/S - Class B	152,272	0.2

		France: 8.4%
15,656	@	Alstom SA	489,596	0.7
26,686		AXA S.A.	670,519	0.9
11,346		BNP Paribas	683,406	0.9
11,797		Carrefour S.A.	399,924	0.6
6,575		Casino Guichard Perrachon S.A.	515,295	0.7
8,072		Cie de Saint-Gobain	375,446	0.5
5,773		Eutelsat Communications	196,444	0.3
14,194		Orange SA	223,753	0.3
44,104		GDF Suez	889,024	1.2
2,572		Danone	176,689	0.3
8,691		Sanofi	855,892	1.2
9,909		Vinci S.A.	587,496	0.8
			6,063,484	8.4

		Germany: 3.1%
3,967		Adidas AG	312,174	0.4
9,597		Deutsche Telekom AG	165,554	0.2
38,756		E.ON AG	570,296	0.8
3,152		Rheinmetall AG	165,974	0.2
10,086		SAP SE	748,825	1.1
7,426		Wincor Nixdorf AG	277,374	0.4
			2,240,197	3.1

		Hong Kong: 3.8%
118,540		AIA Group Ltd.	778,160	1.1
2,470,000		Emperor Watch & Jewellery Ltd.	122,418	0.2
129,000		Hang Lung Properties Ltd.	407,172	0.5
519,500	#	HK Electric Investments and HK Electric Investments Ltd.	353,094	0.5
840,000		Hutchison Telecommunications Hong Kong Holdings Ltd.	360,412	0.5
433		Link REIT	2,510	0.0
77,500		MTR Corp.	370,600	0.5
57,400		Television Broadcasts Ltd.	352,751	0.5
			2,747,117	3.8

		India: 3.7%
143,278		Bank of Baroda	364,155	0.5
64,671		Coal India Ltd.	395,295	0.5
58,624		GAIL India Ltd.	356,758	0.5
74,428		ICICI Bank Ltd.	368,923	0.5
157,921		NTPC Ltd.	337,226	0.5
72,602	@	Punjab National Bank	174,231	0.2
26,393		Reliance Industries Ltd.	362,095	0.5

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		India: (continued)
69,429		Tata Steel Ltd.	$356,491	0.5
			2,715,174	3.7

		Indonesia: 0.8%
220,200		Indo Tambangraya Megah PT	224,151	0.3
701,200		Indofood Sukses Makmur Tbk PT	386,687	0.5
			610,838	0.8

		Ireland: 0.8%
21,655		CRH PLC - Dublin	606,543	0.8

		Italy: 3.8%
29,705		Assicurazioni Generali S.p.A.	575,325	0.8
128,914		Enel S.p.A.	626,616	0.9
32,072		ENI S.p.A.	577,956	0.8
102,460		Intesa Sanpaolo S.p.A.	371,179	0.5
7,911		Prysmian S.p.A.	178,933	0.2
65,429		UniCredit SpA	459,050	0.6
			2,789,059	3.8

		Macau: 0.5%
86,646		Sands China Ltd.	333,651	0.5

		Malaysia: 1.3%
254,908		Berjaya Sports Toto BHD	229,459	0.3
185,800		IJM Corp. Bhd	356,294	0.5
135,200		Malayan Banking BHD	332,770	0.5
			918,523	1.3

		Netherlands: 0.9%
6,302		Koninklijke DSM NV	373,082	0.5
10,528		Royal Dutch Shell PLC - Class B	318,564	0.4
			691,646	0.9

		Norway: 0.7%
26,067		Statoil ASA	486,687	0.7

		Singapore: 0.8%
260,000		First Resources Ltd.	390,823	0.6
10,000		United Overseas Bank Ltd.	171,409	0.2
			562,232	0.8

		South Korea: 5.0%
16,808		Hite Jinro Co. Ltd.	324,595	0.5
14,046		Hyundai Marine & Fire Insurance Co., Ltd.	352,036	0.5
11,650		Kangwon Land, Inc.	422,580	0.6
10,558		KB Financial Group, Inc.	382,216	0.5
13,420	@	KT Corp.	351,195	0.5
6,551		LG Display Co., Ltd.	172,684	0.2
1,443		POSCO	317,720	0.4
541		Samsung Electronics Co., Ltd.	636,419	0.9
8,140		Shinhan Financial Group Co., Ltd.	304,716	0.4
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
3,587		SK Innovation Co. Ltd.	$362,283	0.5
			3,626,444	5.0

		Spain: 2.2%
84,963		Banco Santander SA	605,724	0.8
13,695		Indra Sistemas S.A.	132,616	0.2
24,293		Prosegur Cia de Seguridad SA	133,341	0.2
53,125		Telefonica S.A.	753,011	1.0
			1,624,692	2.2

		Sweden: 3.0%
13,062		Telefonaktiebolaget LM Ericsson	147,021	0.2
31,814	@	SSAB Svenskt Staal AB - Class A	180,071	0.2
21,979		Svenska Cellulosa AB SCA	573,974	0.8
107,590		TeliaSonera AB	634,866	0.9
47,858		Volvo AB - B Shares	622,155	0.9
			2,158,087	3.0

		Switzerland: 8.6%
18,459		Credit Suisse Group AG	489,630	0.7
9,838		Holcim Ltd.	776,740	1.1
9,669		Nestle S.A.	749,125	1.0
5,950		Novartis AG	610,658	0.9
2,955		Roche Holding AG - Genusschein	900,895	1.3
279		SGS S.A.	536,106	0.7
2,062		Syngenta AG	938,287	1.3
28,198		UBS Group AG	606,872	0.8
1,857		Zurich Insurance Group AG	592,761	0.8
			6,201,074	8.6

		Taiwan: 4.4%
79,000		Cheng Uei Precision Industry Co., Ltd.	156,883	0.2
587,598		CTBC Financial Holding Co. Ltd.	445,446	0.6
23,612		MediaTek, Inc.	317,669	0.4
439,144		Mega Financial Holdings Co., Ltd.	392,665	0.5
164,000		Powertech Technology, Inc.	348,557	0.5
129,000		Quanta Computer, Inc.	326,339	0.5
50,000		Radiant Opto-Electronics Corp.	182,709	0.3
165,624		Taiwan Semiconductor Manufacturing Co., Ltd.	787,880	1.1
31,000		TPK Holding Co. Ltd.	205,587	0.3
			3,163,735	4.4

		Thailand: 0.5%
37,000		PTT PCL-Foreign	381,362	0.5

		United Kingdom: 14.5%
7,810		Anglo American PLC	122,377	0.2
2,628		AstraZeneca PLC	176,984	0.2
22,412		Aviva PLC	179,766	0.3
171,442		Barclays PLC	709,945	1.0
140,762		BP PLC	974,034	1.4

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
29,655	CNH Industrial NV	$264,486	0.4
39,003	GlaxoSmithKline PLC	866,615	1.2
107,866	HSBC Holdings PLC (GBP)	1,024,809	1.4
38,800	HSBC Holdings PLC (HKD)	369,788	0.5
170,325	J Sainsbury PLC	657,249	0.9
117,541	Kingfisher PLC	666,894	0.9
344,788	Lloyds Banking Group Plc	463,598	0.6
59,665	Mitie Group PLC	282,746	0.4
68,699	Premier Farnell PLC	200,444	0.3
13,095	Rio Tinto PLC	572,702	0.8
25,704	Rolls-Royce Holdings PLC	393,156	0.5
3,624,264	@ Rolls-Royce Holdings PLC - C shares	5,539	0.0
100,795	RSA Insurance Group PLC	665,902	0.9
13,986	Scottish & Southern Energy PLC	355,913	0.5
32,508	Segro PLC	211,758	0.3
29,639	Standard Chartered PLC	474,192	0.7
45,352	Tate & Lyle PLC	403,419	0.5
52,066	UBM PLC	443,053	0.6
		10,485,369	14.5

	United States: 9.4%
15,500	Altria Group, Inc.	793,600	1.1
11,591	Bristol-Myers Squibb Co.	748,779	1.0
14,800	CenturyLink, Inc.	491,952	0.7
13,698	Dow Chemical Co.	713,255	1.0
23,765	Intel Corp.	818,942	1.1
12,500	JPMorgan Chase & Co.	822,250	1.1
7,341	Kraft Foods Group, Inc.	619,947	0.9
25,600	Starwood Property Trust, Inc.	611,584	0.8
17,487	Teekay LNG Partners L.P.	613,094	0.9
9,205	Valero Energy Corp.	545,304	0.8
		6,778,707	9.4

	Total Common Stock
	(Cost $69,912,349)	68,718,094	94.9

PREFERRED STOCK: 2.6%
	Brazil: 0.8%
125,004	Cia Energetica de Minas Gerais	561,798	0.8

	Germany: 0.8%
2,521	Volkswagen AG	612,648	0.8

	South Korea: 1.0%
856	Hyundai Motor Co.	90,156	0.1
2,271	Hyundai Motor Co.- Series 2	247,485	0.4
Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	South Korea: (continued)
363	Samsung Electronics Co., Ltd.	$352,362	0.5
		690,003	1.0

	Total Preferred Stock
	(Cost $1,922,710)	1,864,449	2.6

RIGHTS: 0.0%
	Australia: 0.0%
1,017	@ National Australia Bank Ltd.	4,525	0.0

	Total Rights
	(Cost $–)	4,525	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.0%
		India: 0.0%
INR	1,800,550	NTPC Ltd., 8.490%, 03/25/25	28,833	0.0

		Total Corporate Bonds/Notes
		(Cost $28,829)	28,833	0.0

		Total Investments in Securities (Cost $71,863,888)	$70,615,901	97.5
		Assets in Excess of Other Liabilities	1,791,737	2.5
		Net Assets	$72,407,638	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.

INR	Indian Rupee

Cost for federal income tax purposes is $71,970,564.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$6,293,121
Gross Unrealized Depreciation	(7,647,784)

Net Unrealized Depreciation	$(1,354,663)

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2015 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	28.7%
Materials	9.8
Consumer Staples	9.1
Industrials	8.7
Energy	8.2
Information Technology	8.2
Utilities	7.2
Health Care	6.7
Consumer Discretionary	6.3
Telecommunication Services	4.6
Assets in Excess of Other Liabilities	2.5
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2015
Asset Table
Investments, at fair value
Common Stock
Australia	$46,927	$6,264,752	$–	$6,311,679
Belgium	–	222,163	–	222,163
China	–	6,847,359	–	6,847,359
Denmark	–	152,272	–	152,272
France	–	6,063,484	–	6,063,484
Germany	–	2,240,197	–	2,240,197
Hong Kong	705,845	2,041,272	–	2,747,117
India	–	2,715,174	–	2,715,174
Indonesia	–	610,838	–	610,838
Ireland	–	606,543	–	606,543
Italy	–	2,789,059	–	2,789,059
Macau	–	333,651	–	333,651
Malaysia	585,753	332,770	–	918,523
Netherlands	–	691,646	–	691,646
Norway	–	486,687	–	486,687
Singapore	–	562,232	–	562,232
South Korea	–	3,626,444	–	3,626,444
Spain	–	1,624,692	–	1,624,692
Sweden	–	2,158,087	–	2,158,087
Switzerland	–	6,201,074	–	6,201,074
Taiwan	–	3,163,735	–	3,163,735
Thailand	–	381,362	–	381,362
United Kingdom	1,171,534	9,313,835	–	10,485,369
United States	6,778,707	–	–	6,778,707
Total Common Stock	9,288,766	59,429,328	–	68,718,094
Preferred Stock	561,798	1,302,651	–	1,864,449
Rights	–	4,525	–	4,525
Corporate Bonds/Notes	–	28,833	–	28,833
Total Investments, at fair value	$9,850,564	$60,765,337	$–	$70,615,901
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(419,222)	$–	$(419,222)
Total Liabilities	$–	$(419,222)	$–	$(419,222)

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2015 (Unaudited) (Continued)

(1)	For the period ended May 31, 2015 as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At May 31, 2015, securities valued at $2,040,139 were transferred from Level 2 to Level 1 within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2015, the following over-the-counter written options were outstanding for Voya International High Dividend Equity Income Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
1,000	Deutsche Bank AG	Call on S&P/ASX 200 Index	5,632.820	AUD	06/04/15	$84,694	$(117,925)
1,740	Societe Generale	Call on Euro Stoxx 50® Index	3,523.788	EUR	06/04/15	173,018	(133,116)
660	Deutsche Bank AG	Call on FTSE 100 Index	6,865.283	GBP	06/04/15	111,861	(129,866)
700	Deutsche Bank AG	Call on Hang Seng Index	27,340.200	HKD	06/04/15	57,744	(25,427)
9,900,000	Deutsche Bank AG	Call on Korea Stock Exchange KOSPI 200 Index	262.740	KRW	06/04/15	28,869	(6,231)
6,400	Societe Generale	Call on Taiwan Stock Exchange Weighted Index	9,747.570	TWD	06/04/15	29,919	(6,657)
			Total Written OTC Options			$486,105	$(419,222)

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2015 was as follows:

	Instrument Type	Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives

Equity contracts	Written options	$419,222
Total Liability Derivatives		$419,222

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2015:

	Deutsche Bank AG	Societe Generale	Totals
Liabilities:
Written options	$279,449	$139,773	$419,222
Total Liabilities	$279,449	$139,773	$419,222

Net OTC derivative instruments by counterparty, at fair value	$(279,449)	$(139,773)	(419,222)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(279,449)	$(139,773)	$(419,222)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya International High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 24, 2015